Stockholders' Deficit (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholder Equity [Abstract]
Number, Beginning	7,879,933	4,854,692
Number, Granted	112,500		4,854,692
Number, Forfeited		(3,184,781)
Number, Ending	7,992,433	7,879,933	4,854,692
Weighted Average Exercise Price, Beginning	$ 0.14	$ 0.04
Weighted Average Exercise Price, Granted	0.59	0.14	0.04
Weighted Average Exercise Price, Forfeited		0.19
Weighted Average Exercise Price, Ending	$ 0.15	$ 0.14	$ 0.04
Weighted Average Remaining Contractual Life, Beginning	4 years 8 months 26 days	3 years
Weighted Average Remaining Contractual Life, Granted	2 years 11 months 23 days	5 years 1 month 16 days	3 years
Weighted Average Remaining Contractual Life, Forfeited		3 years 6 months 10 days
Weighted Average Remaining Contractual Life, Ending	4 years 5 months 20 days	4 years 8 months 26 days	3 years
Weighted Average Grant Date Fair Value, Beginning	$ 0.24	$ 0.19
Weighted Average Grant Date Fair Value, Granted	0.40	0.24	0.19
Weighted Average Grant Date Fair Value, Forfeited		0.19
Weighted Average Grant Date Fair Value, Ending	$ 0.24	$ 0.24	$ 0.19